FAIR VALUE MEASUREMENTS - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Details) - Level 3 [Member] - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair vale determined per warrant	$ 1.03	$ 1.57
Expected volatility	105.00%	92.50%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	2 years 9 months 18 days	3 years 3 months 18 days
Risk-free rate	4.60%	4.20%